Convertible redeemable preferred shares - Preferred shares activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Convertible redeemable preferred shares
Balance as of beginning (in shares)	4,138,640,113	3,746,626,700
Balance as of beginning	¥ 7,182,773	¥ 5,041,928
Conversion of Series F convertible notes, net of cost (in shares)		392,013,413
Conversion of Series F convertible notes, net of cost		¥ 1,631,564
Accretion on Preferred Shares to redemption value	660,070	¥ 509,281
Amendment of series F convertible redeemable preferred share	¥ (272,426)
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(4,138,640,113)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (7,570,417)
Balance as of ending (in shares)		4,138,640,113
Balance as of ending	0	¥ 7,182,773
Mezzanine equity	¥ 0	¥ 7,182,773	¥ 0
Series A Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	58,480,000	58,480,000
Balance as of beginning	¥ 26,934	¥ 26,703
Accretion on Preferred Shares to redemption value	¥ 223	¥ 231
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(58,480,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (27,157)
Balance as of ending (in shares)		58,480,000
Balance as of ending		¥ 26,934
Mezzanine equity		¥ 26,934
Series A+ Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	84,480,000	84,480,000
Balance as of beginning	¥ 40,608	¥ 39,901
Accretion on Preferred Shares to redemption value	¥ 691	¥ 707
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(84,480,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (41,299)
Balance as of ending (in shares)		84,480,000
Balance as of ending		¥ 40,608
Mezzanine equity		¥ 40,608
Series B Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	734,209,000	734,209,000
Balance as of beginning	¥ 389,960	¥ 381,310
Accretion on Preferred Shares to redemption value	¥ 8,444	¥ 8,650
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(734,209,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (398,404)
Balance as of ending (in shares)		734,209,000
Balance as of ending		¥ 389,960
Mezzanine equity		¥ 389,960
Series B+ Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	277,730,000	277,730,000
Balance as of beginning	¥ 240,033	¥ 228,493
Accretion on Preferred Shares to redemption value	¥ 11,578	¥ 11,540
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(277,730,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (251,611)
Balance as of ending (in shares)		277,730,000
Balance as of ending		¥ 240,033
Mezzanine equity		¥ 240,033
Series C1 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	604,820,600	604,820,600
Balance as of beginning	¥ 769,548	¥ 702,521
Accretion on Preferred Shares to redemption value	¥ 60,431	¥ 67,027
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(604,820,600)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (829,979)
Balance as of ending (in shares)		604,820,600
Balance as of ending		¥ 769,548
Mezzanine equity		¥ 769,548
Series C2 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	372,859,000	372,859,000
Balance as of beginning	¥ 458,503	¥ 430,041
Accretion on Preferred Shares to redemption value	¥ 29,188	¥ 28,462
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(372,859,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (487,691)
Balance as of ending (in shares)		372,859,000
Balance as of ending		¥ 458,503
Mezzanine equity		¥ 458,503
Series D1 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	705,523,600	705,523,600
Balance as of beginning	¥ 1,219,370	¥ 1,105,823
Accretion on Preferred Shares to redemption value	¥ 120,500	¥ 113,547
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(705,523,600)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (1,339,870)
Balance as of ending (in shares)		705,523,600
Balance as of ending		¥ 1,219,370
Mezzanine equity		¥ 1,219,370
Series D2 Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	105,302,000	105,302,000
Balance as of beginning	¥ 179,429	¥ 168,717
Accretion on Preferred Shares to redemption value	¥ 17,339	¥ 10,712
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(105,302,000)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (196,768)
Balance as of ending (in shares)		105,302,000
Balance as of ending		¥ 179,429
Mezzanine equity		¥ 179,429
Series E Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	803,222,500	803,222,500
Balance as of beginning	¥ 2,226,911	¥ 1,958,419
Accretion on Preferred Shares to redemption value	¥ 224,990	¥ 268,492
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(803,222,500)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (2,451,901)
Balance as of ending (in shares)		803,222,500
Balance as of ending		¥ 2,226,911
Mezzanine equity		¥ 2,226,911
Series F Preferred Shares
Convertible redeemable preferred shares
Balance as of beginning (in shares)	392,013,413
Balance as of beginning	¥ 1,631,477
Conversion of Series F convertible notes, net of cost (in shares)		392,013,413
Conversion of Series F convertible notes, net of cost		¥ 1,631,564
Accretion on Preferred Shares to redemption value	186,686	¥ (87)
Amendment of series F convertible redeemable preferred share	¥ (272,426)
Automatic conversion of preferred shares into ordinary shares upon IPO(1) (in shares)	(392,013,413)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	¥ (1,545,737)
Balance as of ending (in shares)		392,013,413
Balance as of ending		¥ 1,631,477
Mezzanine equity		¥ 1,631,477